Suppliers (Tables)	12 Months Ended
Dec. 31, 2021
Suppliers
Schedule of trade suppliers
	December 31, 2021	December 31, 2020
Local suppliers	132,124	128,639
Related parties (note 20)	19,534	20,985
Copyright	15,510	19,317
Reverse Factoring (i)	97,619	110,513
	264,787	279,454

(i)  Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk. The reverse factoring presents maturity dates from up to one year.